Account Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2025
Account Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of September 30,
	2025	2024
Accounts receivable	$7,277,740	$7,415,011
Allowance for credit loss	(2,304,356)	(1,112,315)
Total accounts receivable, net	$4,973,384	$6,302,696

Schedue of Movements of Allowance for Credit Loss

Movements of allowance for credit loss are as follows:

	As of September 30,
	2025	2024
Beginning balance	$1,112,315	$109,214
Addition	1,951,083	985,102
Provision (recovery of provision)	—	(26,518)
Write off	(739,689)	—
Exchange rate effect	(19,353)	44,517
Ending balance	$2,304,356	$1,112,315